Average Annual Total Returns		12 Months Ended	60 Months Ended	89 Months Ended	120 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [1]	Dec. 31, 2024
VALUE LINE MID CAP FOCUSED FUND, INC.
Prospectus [Line Items]
Average Annual Return, Percent		7.62%	11.32%		12.73%
VALUE LINE MID CAP FOCUSED FUND, INC. | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.38%	10.10%		11.84%
VALUE LINE MID CAP FOCUSED FUND, INC. | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.69%	8.80%		10.44%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.87%	11.59%	14.02%
Performance Inception Date	Aug. 14, 2017
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		13.93%	10.34%	10.22%	9.68%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	14.53%	14.59%	13.10%

[1]	Institutional Class inception date.